RELATED PARTY TRANSACTIONS (Deferred Revenues Associated wtih Services Provided to Related Parties) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	65,681	65,173
Online Education School of Dongbei University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	14,616	13,214
Online Education School of Renmin University of China [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	11,431	14,069
Online Education School of Chongqing University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	18,385	12,352
Online Education School Of China Agricultural University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	11,018	12,927
Online Education School of Beijing Language and Culture University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	10,005	12,545
Online Education School of Guangxi Radio and TV University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	76	66
Online Education School of Fujian Radio and TV University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	150